Leases, Future Minimum Time-Charter Operating Lease Payments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Future Minimum Operating Lease Payments [Abstract]
Current portion of Operating lease liabilities	$ 8,795	$ 8,610
Non-current portion of Operating lease liabilities	10,847	$ 15,338
M/T Eco Bel Air and M/T Eco Beverly Hills [Member]
Future Minimum Operating Lease Payments [Abstract]
2023 (remainder)	5,152
2024	10,038
2025	6,777
Total	21,967
Less imputed interest	(2,325)
Total Lease Liability	19,642
Current portion of Operating lease liabilities	8,795
Non-current portion of Operating lease liabilities	$ 10,847
Average remaining lease term	29 months 6 days
Revenue generated from vessels	$ 8,688
Discount rate used to calculate present value of lease payments	6.72%
Cash paid for operating leases	$ 5,068